UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 120 West 45th Street - 10th Floor
         New York, NY  10036

13F File Number:  28-10521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

  /s/ Wendell Fowler     New York, NY     February 11, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    78

Form 13F Information Table Value Total:    $710,987 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106     8555   160930 SH       SOLE                   160930        0        0
AGCO CORP                      COM              001084102    25456   502480 SH       SOLE                   502480        0        0
AMERICAN TOWER CORP            CL A             029912201    18167   351810 SH       SOLE                   351810        0        0
ANNTAYLOR STORES CORP          COM              036115103     4157   151780 SH       SOLE                   151780        0        0
ARUBA NETWORKS INC             COM              043176106     8920   427200 SH       SOLE                   427200        0        0
BB&T CORP                      COM              054937107     1321    50260 SH       SOLE                    50260        0        0
BOEING CO                      COM              097023105      326     5000 SH       SOLE                     5000        0        0
BROADCOM CORP                  CL A             111320107     4355   100000 SH       SOLE                   100000        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    14036   276680 SH       SOLE                   276680        0        0
CARDINAL HEALTH INC            COM              14149Y108     1916    50000 SH       SOLE                    50000        0        0
CB RICHARD ELLIS GROUP INC     CL A             12497T101    22347  1091140 SH       SOLE                  1091140        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109     1612    49000 SH       SOLE                    49000        0        0
CIENA CORP                     COM NEW          171779309     8475   402590 SH       SOLE                   402590        0        0
CIT GROUP INC                  COM NEW          125581801     9469   201040 SH       SOLE                   201040        0        0
CITIGROUP INC                  COM              172967101     3090   653370 SH       SOLE                   653370        0        0
CITRIX SYS INC                 COM              177376100    24102   352320 SH       SOLE                   352320        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      366     5000 SH       SOLE                     5000        0        0
CONSOL ENERGY INC              COM              20854P109     7324   150260 SH       SOLE                   150260        0        0
CSX CORP                       COM              126408103     6495   100520 SH       SOLE                   100520        0        0
DANAHER CORP DEL               COM              235851102     4742   100520 SH       SOLE                   100520        0        0
DAVITA INC                     COM              23918K108     3493    50260 SH       SOLE                    50260        0        0
DEERE & CO                     COM              244199105    14631   176170 SH       SOLE                   176170        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    14670   351810 SH       SOLE                   351810        0        0
DOLLAR GEN CORP NEW            COM              256677105     1541    50260 SH       SOLE                    50260        0        0
EASTMAN CHEM CO                COM              277432100    12678   150780 SH       SOLE                   150780        0        0
EMERSON ELEC CO                COM              291011104    11492   201020 SH       SOLE                   201020        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109    10732   201040 SH       SOLE                   201040        0        0
EXPRESS SCRIPTS INC            COM              302182100    49101   908430 SH       SOLE                   908430        0        0
F5 NETWORKS INC                COM              315616102     4593    35290 SH       SOLE                    35290        0        0
FLUOR CORP NEW                 COM              343412102     6660   100520 SH       SOLE                   100520        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860    16920  1007770 SH       SOLE                  1007770        0        0
FOSSIL INC                     COM              349882100     2479    35180 SH       SOLE                    35180        0        0
FRANKLIN RES INC               COM              354613101     2224    20000 SH       SOLE                    20000        0        0
GENERAL DYNAMICS CORP          COM              369550108      355     5000 SH       SOLE                     5000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     4204    25000 SH       SOLE                    25000        0        0
GOODRICH CORP                  COM              382388106    24379   276810 SH       SOLE                   276810        0        0
HALLIBURTON CO                 COM              406216101     8208   201040 SH       SOLE                   201040        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104     1325    50000 SH       SOLE                    50000        0        0
HASBRO INC                     COM              418056107     4743   100520 SH       SOLE                   100520        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    22285  1537930 SH       SOLE                  1537930        0        0
HESS CORP                      COM              42809H107    10396   135830 SH       SOLE                   135830        0        0
HUNT J B TRANS SVCS INC        COM              445658107    14368   352070 SH       SOLE                   352070        0        0
HUNTINGTON BANCSHARES INC      COM              446150104     3282   477720 SH       SOLE                   477720        0        0
INTERPUBLIC GROUP COS INC      COM              460690100    18148  1708810 SH       SOLE                  1708810        0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507     4658   321660 SH       SOLE                   321660        0        0
JPMORGAN CHASE & CO            COM              46625H100     4242   100000 SH       SOLE                   100000        0        0
LAS VEGAS SANDS CORP           COM              517834107     4989   108580 SH       SOLE                   108580        0        0
LAZARD LTD                     SHS A            G54050102      592    15000 SH       SOLE                    15000        0        0
LIMITED BRANDS INC             COM              532716107     6812   221660 SH       SOLE                   221660        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100      344    10000 SH       SOLE                    10000        0        0
MACYS INC                      COM              55616P104     3815   150780 SH       SOLE                   150780        0        0
MARRIOTT INTL INC NEW          CL A             571903202     7313   176040 SH       SOLE                   176040        0        0
MCDERMOTT INTL INC             COM              580037109     3642   176040 SH       SOLE                   176040        0        0
MCDONALDS CORP                 COM              580135101     8021   104500 SH       SOLE                   104500        0        0
MICROSOFT CORP                 COM              594918104     1675    60000 SH       SOLE                    60000        0        0
MOSAIC CO                      COM              61945A107    24965   326940 SH       SOLE                   326940        0        0
NATIONAL OILWELL VARCO INC     COM              637071101    10140   150780 SH       SOLE                   150780        0        0
ORACLE CORP                    COM              68389X105     7866   251300 SH       SOLE                   251300        0        0
PEABODY ENERGY CORP            COM              704549104     3199    50000 SH       SOLE                    50000        0        0
PENN NATL GAMING INC           COM              707569109     4417   125650 SH       SOLE                   125650        0        0
POLYCOM INC                    COM              73172K104    11765   301810 SH       SOLE                   301810        0        0
POPULAR INC                    COM              733174106      471   150000 SH       SOLE                   150000        0        0
POTASH CORP SASK INC           COM              73755L107    31434   203020 SH       SOLE                   203020        0        0
PRUDENTIAL FINL INC            COM              744320102    12393   211090 SH       SOLE                   211090        0        0
QUALCOMM INC                   COM              747525103     4949   100000 SH       SOLE                   100000        0        0
RIVERBED TECHNOLOGY INC        COM              768573107     3526   100260 SH       SOLE                   100260        0        0
ROWAN COS INC                  COM              779382100     7018   201040 SH       SOLE                   201040        0        0
RUSH ENTERPRISES INC           CL A             781846209     7602   371920 SH       SOLE                   371920        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    18189   444290 SH       SOLE                   444290        0        0
SINA CORP                      ORD              G81477104     2764    40160 SH       SOLE                    40160        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     4317   150780 SH       SOLE                   150780        0        0
STARBUCKS CORP                 COM              855244109     1615    50260 SH       SOLE                    50260        0        0
TEMPLE INLAND INC              COM              879868107      319    15000 SH       SOLE                    15000        0        0
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106     2683    75780 SH       SOLE                    75780        0        0
US BANCORP DEL                 COM NEW          902973304    11386   422180 SH       SOLE                   422180        0        0
WABASH NATL CORP               COM              929566107     8636   728760 SH       SOLE                   728760        0        0
WALGREEN CO                    COM              931422109    34201   877850 SH       SOLE                   877850        0        0
WYNN RESORTS LTD               COM              983134107    12891   124140 SH       SOLE                   124140        0        0